Investment Portfolio	as of November 30, 2021 (Unaudited)
DWS California Tax-Free Income Fund
	Principal Amount ($)	Value ($)

Municipal Investments 100.8%
California 97.5%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project, Series A, 6.0%, 9/1/2024, INS: AGMC	2,455,000	2,682,671
Big Bear Lake, CA, Water Revenue, 6.0%, 4/1/2022, INS: NATL	2,275,000	2,318,011
California, ABAG Finance Authority For Nonprofit Corp., Sharp Healthcare , Series A, 0.05% (a), 12/7/2021, LOC: Bank of America N.A.	160,000	160,000
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series S-7, 4.0%, 4/1/2033	1,000,000	1,160,927
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Subordinate Toll Bridge:
Series S-7, 4.0%, 4/1/2035	5,000,000	5,793,436
Series S-7, 4.0%, 4/1/2037	6,500,000	7,530,735
California, Bay Area Water Supply & Conservation Agency, Capital Cost Recovery Preparation:
Series A, 5.0%, 10/1/2029 (b)	500,000	606,410
Series A, 5.0%, 10/1/2030 (b)	515,000	636,463
California, Coast Community College District, Election of 2012:
Series D, 5.0%, 8/1/2032	7,000,000	8,601,883
Series A, Prerefunded, 5.0%, 8/1/2038	8,500,000	9,175,646
California, Community Choice Financing Authority, Clean Energy Project Revenue, Series B-1, 4.0%, 2/1/2052, GTY: Morgan Stanley	5,000,000	6,059,526
California, Community Housing Agency, Essential Housing Revenue, Fountains at Emerald Park, Series A-2, 144A, 4.0%, 8/1/2046	2,500,000	2,531,936
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	4,000,000	4,436,969
California, County Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series B-2, Zero Coupon, 6/1/2055	13,415,000	3,591,642
Series B-1, 5.0%, 6/1/2049	1,000,000	1,210,755
California, County Tobacco Securitization Agency, Tobacco Settlement Revenue, Merced County Tobacco Funding Corp., Series B, 5.0%, 6/1/2050	1,935,000	2,298,593
California, CSCDA Community Improvement Authority, Essential Housing Revenue, Series A, 144A, 5.0%, 7/1/2051	4,000,000	4,512,488
California, Educational Facilities Authority Revenue, Stanford University, Series V-1, 5.0%, 5/1/2049	3,000,000	4,758,280
California, EL Dorado Irrigation District Revenue, Series C, Prerefunded, 5.0%, 3/1/2032	2,750,000	3,272,938
California, Etiwanda School District, Election of 2016, Series A, 4.0%, 8/1/2049	2,500,000	2,890,472
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
Series M-054, "A", 2.35%, 12/15/2035	9,565,000	10,004,979
Series M-049, 3.05%, 4/15/2034	2,455,000	2,690,837
Series M-050, "A", 3.35%, 11/25/2033, GTY: Freddie Mac	2,980,779	3,388,499
California, Folsom Ranch Financing Authority, Special Tax Revenue, Community Facility District No. 20, 5.0%, 9/1/2048	1,000,000	1,141,782
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue:
Series B-2, 3.5%, 1/15/2053	1,070,000	1,184,250
Series A, 4.0%, 1/15/2046	12,780,000	14,928,065

California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A, 5.0%, 6/1/2040	2,245,000	2,600,646
Series A, Prerefunded, 5.0%, 6/1/2040	2,755,000	3,189,355
Series A-1, 5.0%, 6/1/2047	550,000	561,930
Series A-2, 5.0%, 6/1/2047	8,825,000	9,016,420
California, Grossmont-Cuyamaca Community College District, Election of 2012, Series A, Prerefunded, 5.25%, 8/1/2033	7,425,000	8,039,511
California, Housing Finance Agency Municipal Certificates:
“A", 3.25%, 8/20/2036	2,805,000	3,181,409
“A", Series 2021-2, 3.75%, 3/25/2035	5,994,107	7,088,839
California, Housing Finance Agency, Municipal Certificates:
“A", Series 2021-1, 3.5%, 11/20/2035	2,971,433	3,394,156
Series A, 4.25%, 1/15/2035	2,149,353	2,585,942
California, Lancaster Financing Authority, Measure M & R STR Import Project:
4.0%, 6/1/2044	1,755,000	2,053,455
4.0%, 6/1/2049	4,455,000	5,181,299
California, Mount Diablo Unified School District, Series B, 4.0%, 8/1/2034 (b)	2,000,000	2,403,992
California, Mount San Antonio Community College District, Election of 2008, Series 2013A, Prerefunded, 5.0%, 8/1/2034	3,000,000	3,239,197
California, Mount San Antonio Community College District, Election of 2018, Series A, 4.0%, 8/1/2049	3,725,000	4,388,854
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	6,820,000	10,430,400
California, Municipal Finance Authority, HumanGood Obligated Group:
4.0%, 10/1/2046	1,000,000	1,161,532
4.0%, 10/1/2049	2,500,000	2,889,387
California, Municipal Finance Authority, Multifamily Housing, Series A, 144A, 4.0%, 11/1/2036	3,500,000	3,874,015
California, Public Finance Authority Revenue, Henry Mayo Newhall Hospital:
5.0%, 10/15/2037	740,000	869,824
5.0%, 10/15/2047	2,650,000	3,089,143
California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group, Series C, 0.03% (a), 12/1/2021, LOC: Barclays Bank PLC	900,000	900,000
California, Public Finance Authority, Educational Facilities Revenue, Trinity Classical Academy:
Series A, 144A, 5.0%, 7/1/2044	375,000	396,537
Series A, 144A, 5.0%, 7/1/2054	1,000,000	1,048,216
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,310,000	1,414,750
4.0%, 9/1/2046	2,450,000	2,696,708
4.0%, 9/1/2051	1,000,000	1,110,440
California, San Mateo Foster City, Public Financing Authority, Street & Food Control Project, Series A, 4.0%, 5/1/2048	3,250,000	3,783,297
California, School Finance Authority, Charter School Revenue, Aspire Public School Obligated Group, Series A, 144A, 4.0%, 8/1/2051	750,000	830,149
California, School Finance Authority, School Facilities Revenue, Green Dot Public Schools Obligated Group:
Series A, 144A, 5.0%, 8/1/2038	1,000,000	1,191,986
Series A, 144A, 5.0%, 8/1/2048	1,750,000	2,052,965
California, School Finance Authority, School Facility Revenue, KIPP LA Project, Series A, 144A, 5.0%, 7/1/2047	2,915,000	3,380,979
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue:
Series A, 5.0%, 9/1/2040, INS: AGMC	630,000	788,150
Series A, 5.0%, 9/1/2042, INS: AGMC	1,300,000	1,622,955
California, State Department of Veterans Affairs, Home Purchase Revenue, Series A, 3.0%, 12/1/2050	4,380,000	4,703,956
California, State Educational Facilities Authority Revenue, Series A, 5.0%, 12/1/2044	8,765,000	10,591,498

California, State Enterprise Development Authority, Student Housing Revenue, Series A, 5.0%, 8/1/2055	1,175,000	1,416,738
California, State General Obligation:
Series A-1, 0.02% (a), 12/1/2021, LOC: Barclays Bank PLC	885,000	885,000
Series A3, 0.02% (a), 12/1/2021, LOC: State Street B&T Co.	1,065,000	1,065,000
5.25%, 4/1/2035	8,000,000	8,132,120
California, State General Obligation, Various Purposes, 5.0%, 9/1/2031	700,000	948,160
California, State Health Facilities Financing Authority Revenue:
5.0%, 9/1/2043	2,665,000	3,218,308
5.0%, 9/1/2048	4,850,000	5,820,552
California, State Health Facilities Financing Authority Revenue, Adventist Health System, Series B, 0.02% (a), 12/1/2021, LOC: U.S. Bank N.A.	500,000	500,000
California, State Health Facilities Financing Authority Revenue, Kaiser Permanente, Series A-2, 4.0%, 11/1/2051	1,750,000	2,001,701
California, State Health Facilities Financing Authority Revenue, Kaiser Permanente Health Plan, Inc., Series A-2, 4.0%, 11/1/2044	6,000,000	6,939,481
California, State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children's Hospital, Series A, 5.0%, 8/15/2043	3,480,000	3,879,559
California, State Municipal Finance Authority Revenue, Barlow Respiratory Hospital, Series A, 4.0%, 9/1/2050	4,000,000	4,556,311
California, State Municipal Finance Authority Revenue, Emerson College, Series B, 5.0%, 1/1/2035	1,500,000	1,803,389
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2033	3,000,000	3,601,576
Series A, AMT, 5.0%, 12/31/2038	2,110,000	2,523,160
Series A, AMT, 5.0%, 12/31/2047	1,200,000	1,429,675
California, State Municipal Finance Authority Revenue, NorthBay Healthcare, Series A, 5.25%, 11/1/2047	1,065,000	1,233,693
California, State Municipal Finance Authority Revenue, Student Housing Revenue LLC, Orchard Park Student Housing Project, 4.0%, 5/15/2046, INS: BAM	1,750,000	2,045,723
California, State Municipal Finance Authority, Charter School Revenue, Palmdale Aeroscope Academy Project:
Series A, 144A, 5.0%, 7/1/2038	2,050,000	2,409,441
Series A, 144A, 5.0%, 7/1/2049	1,500,000	1,742,011
California, State Pollution Control Financing Authority, Water Furnishing Revenue, San Diego County Water Authority, Desalination Project Pipeline:
144A, 5.0%, 7/1/2039	1,000,000	1,205,186
144A, 5.0%, 11/21/2045	1,000,000	1,190,584
California, State Public Finance Authority, Senior Living Revenue, ENSO Village Project, Series A, 144A, 5.0%, 11/15/2056	1,000,000	1,144,833
California, State Public Works Board, Lease Revenue:
Series C, 5.0%, 8/1/2032 (b)	1,095,000	1,390,929
Series A, 5.0%, 8/1/2033 (b)	1,250,000	1,633,919
Series C, 5.0%, 8/1/2033 (b)	1,145,000	1,451,881
California, State School Finance Authority, Charter School Revenue, Bright Star Schools Obligated Group:
144A, 5.0%, 6/1/2047	1,000,000	1,148,141
144A, 5.0%, 6/1/2054	1,000,000	1,143,676
California, State School Finance Authority, Charter School Revenue, Teaching Public Schools:
Series A, 144A, 5.0%, 6/1/2049	875,000	946,580
Series A, 144A, 5.0%, 6/1/2058	2,400,000	2,586,484
California, State School Finance Authority, Educational Facilities Revenue, New Designs Charter School Adams Campus Project:
Series A, 144A, 5.0%, 6/1/2040	750,000	844,515
Series A, 144A, 5.0%, 6/1/2050	1,060,000	1,181,483
California, Statewide Communities Development Authority Revenue, Emanate Health:
Series A, 4.0%, 4/1/2040	650,000	763,622
Series A, 4.0%, 4/1/2045	2,000,000	2,318,998

California, Statewide Communities Development Authority Revenue, Front Porch Communities & Services:
Series A, 4.0%, 4/1/2046	1,780,000	2,060,839
Series A, 5.0%, 4/1/2047	1,250,000	1,473,897
California, Statewide Communities Development Authority Revenue, Huntington Memorial Hospital Project, 5.0%, 7/1/2043	1,140,000	1,378,275
California, Statewide Communities Development Authority Revenue, John Muir Health, Series A, 5.0%, 12/1/2053	4,345,000	5,235,405
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	4,000,000	4,512,738
Series A, 144A, 5.25%, 12/1/2056	1,000,000	1,151,064
California, Statewide Communities Development Authority, Multi-Family Housing Foxwood Apartments, Series J, 0.04% (a), 12/7/2021, LOC: Wells Fargo Bank N.A.	1,150,000	1,150,000
California, Statewide Communities Development Authority, Student Housing Revenue, Irvine LLC Phase 1, 4.0%, 5/15/2046, INS: BAM	5,000,000	5,810,613
California, Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue, Series B-2, Zero Coupon, 6/1/2060	6,000,000	1,477,940
California, Tobacco Securitization Authority, Tobacco Settlement Revenue, San Diego County Tobacco Asset Securitization Corp., Series A, 5.0%, 6/1/2048	2,800,000	3,457,544
California, West Contra Costa Unified School District, Election of 2012, Series A, Prerefunded, 5.5%, 8/1/2039	10,000,000	10,871,559
Carlsbad, CA, Unified School District, Series A, 4.0%, 5/1/2031	1,500,000	1,745,948
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022, INS: GNMA	165,000	169,951
Cupertino, CA, Union School District, Election of 2012, Series B, Prerefunded, 5.0%, 8/1/2034	1,000,000	1,124,887
Dry Creek, CA, School District General Obligation, Joint Elementary School District, Series A, Zero Coupon, 5/1/2022, INS: AGMC	1,385,000	1,383,325
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series C, 5.0%, 6/1/2044	5,000,000	5,533,128
Fontana, CA, Special Tax, The Meadows:
4.0%, 9/1/2040	625,000	709,370
4.0%, 9/1/2045	750,000	845,879
4.0%, 9/1/2050	900,000	1,011,845
Garden Grove, CA, Unified School District, Election of 2010, Series C, Prerefunded, 5.25%, 8/1/2037	2,500,000	2,709,095
Inglewood, CA, Redevelopment Agency Successor Tax Allocation, Merged Redevelopment Project, Series A, 5.0%, 5/1/2032, INS: BAM	1,000,000	1,204,554
Irvine, CA, Improvement Bond Act 1915, 5.0%, 9/2/2044	2,500,000	3,124,345
Irvine, CA, Ranch Water District Revenue, Series A, 0.02% (a), 12/1/2021, LOC: U.S. Bank N.A.	500,000	500,000
Irvine, CA, Special Tax, Community Facilities District No. 2013-3, Improvement Area No. 8, 5.0%, 9/1/2051, INS: AGMC	1,200,000	1,404,286
Irvine, CA, Unified School District Special Tax, Community Facilities District No. 09:
Series B, 5.0%, 9/1/2042	700,000	832,233
Series C, 5.0%, 9/1/2047	1,000,000	1,181,645
Series D, 5.0%, 9/1/2049	750,000	884,644
Series B, 5.0%, 9/1/2051	1,000,000	1,176,759
Series A, 5.0%, 9/1/2056, INS: BAM	5,000,000	6,014,138
Long Beach, CA, Community College District, Series C, 4.0%, 8/1/2049	1,900,000	2,200,545
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,435,000	1,633,221
Los Angeles, CA, County Public Works Financing Authority, Lease Revenue:
Series G, 5.0%, 12/1/2041 (b)	1,000,000	1,276,433
Series G, 5.0%, 12/1/2042 (b)	1,390,000	1,769,574
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2029	3,450,000	4,283,897
Series B, AMT, 5.0%, 5/15/2030	2,285,000	2,825,438
Series C, AMT, 5.0%, 5/15/2030	1,090,000	1,339,075

Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, AMT, 5.0%, 5/15/2034	3,335,000	3,927,436
Series B, AMT, 5.0%, 5/15/2035	750,000	882,741
Series B, AMT, 5.0%, 5/15/2036	1,200,000	1,412,414
Los Angeles, CA, Department of Water & Power Revenue, Power System:
Series B, 5.0%, 7/1/2033	5,740,000	6,951,315
Series B, 5.0%, 7/1/2043	1,250,000	1,361,328
Los Angeles, CA, Harbor Department, Series A, AMT, 5.0%, 8/1/2044	10,000,000	11,019,466
Oceanside, CA, Water Revenue, Series A, 4.0%, 5/1/2051	3,930,000	4,614,621
Orange County, CA, Community Facilities District No. 2016-1, Esencia Village, Series A, 5.0%, 8/15/2041	6,545,000	7,520,994
Rio Vista, CA, Community Facilities District, Special Tax, Series 2018-1, 5.0%, 9/1/2048	1,000,000	1,141,782
Riverside County, CA, General Obligation, Series 2021 B-2, 3.0%, 6/1/2048	5,447,000	5,797,967
Sacramento County, CA, Airport Systems Revenue:
Series C, AMT, 5.0%, 7/1/2029	2,000,000	2,467,781
Series C, AMT, 5.0%, 7/1/2032	4,985,000	6,112,080
Sacramento County, CA, Sanitation Districts Financing Authority Revenue, Series A, 5.0%, 12/1/2044	7,465,000	8,237,436
Sacramento County, CA, Special Tax, Community Facilities District No. 2004-1, McClellan Park:
5.0%, 9/1/2035	2,335,000	2,763,882
5.0%, 9/1/2040	2,665,000	3,132,252
San Bernardino County, CA, Flood Control District, 0.07% (a), 12/7/2021, LOC: Bank of America N.A.	155,000	155,000
San Bernardino, CA, Community College District, Election of 2018, Series A, Prerefunded, 4.0%, 8/1/2049	6,500,000	7,755,822
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 4.0%, 7/1/2044	1,000,000	1,144,916
San Diego, CA, Public Facilities Financing Authority, Water Revenue, Series A, 4.0%, 8/1/2045	5,000,000	5,972,112
San Diego, CA, Unified School District, Election 2012, Series I, 4.0%, 7/1/2037	2,370,000	2,763,000
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series A, AMT, 5.5%, 5/1/2028	6,000,000	6,421,486
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Special Facility Lease- SFO Fuel Co. LLC, Series A, AMT, 5.0%, 1/1/2047	2,000,000	2,436,789
San Francisco City & County, CA, Redevelopment Agency, Mission Bay South Redevelopment Project, Series A, 5.0%, 8/1/2043	2,100,000	2,329,838
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Mission Bay North Redevelopment Project, Series A, 5.0%, 8/1/2041, INS: NATL	2,605,000	3,056,829
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Transbay Infrastructure Projects, Series B, 5.0%, 8/1/2046, INS: AGMC	7,000,000	8,453,696
San Francisco City & County, CA, Special Tax District No. 2020-1, Mission Rock Facilities & Services, Series A, 144A, 4.0%, 9/1/2051	500,000	565,583
San Francisco, CA, Bay Area Rapid Transit District:
4.0%, 7/1/2034	2,500,000	2,843,047
Series A, 4.0%, 7/1/2039	1,725,000	1,989,591
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2049	3,705,000	4,539,689
San Joaquin County, CA, Lodi Unified School District, General Obligation:
Series 2020, 4.0%, 8/1/2036	1,250,000	1,451,323
Series 2020, 4.0%, 8/1/2037	500,000	579,623
Series 2020, 4.0%, 8/1/2038	1,000,000	1,157,799
Series 2020, 4.0%, 8/1/2039	1,250,000	1,445,240
Series 2020, 4.0%, 8/1/2040	1,860,000	2,147,980
San Jose, CA, Airport Revenue:
Series A, AMT, 5.0%, 3/1/2041	3,000,000	3,548,207
Series A, AMT, 5.0%, 3/1/2047	12,500,000	14,809,362

San Luis Obispo County, CA, Financing Authority Revenue:
Series A, 5.0%, 9/1/2033, INS: BAM	3,625,000	4,191,352
Series A, 5.0%, 9/1/2034, INS: BAM	2,205,000	2,545,957
San Marcos, CA, School Financing Authority Lease Revenue:
5.0%, 8/15/2034, INS: AGMC	850,000	1,020,427
5.0%, 8/15/2035, INS: AGMC	700,000	839,470
5.0%, 8/15/2036, INS: AGMC	1,100,000	1,318,153
5.0%, 8/15/2037, INS: AGMC	1,400,000	1,675,070
Santa Ana, CA, Financing Authority, Police Administration & Holding Facility:
Series A, 6.25%, 7/1/2024, INS: NATL	635,000	694,206
Series A, ETM, 6.25%, 7/1/2024, INS: NATL	635,000	694,048
Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation:
Series B, AMT, 5.0%, 12/1/2036	7,000,000	8,641,419
Series B, AMT, 5.0%, 12/1/2038	4,950,000	6,116,405
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.65%, 9/1/2024, INS: NATL	1,445,000	1,655,177
5.65%, 9/1/2025, INS: NATL	1,520,000	1,813,826
5.65%, 9/1/2026, INS: NATL	1,605,000	1,984,718
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,146,104
Southern California, Public Power Authority Revenue, APEX Power Project:
Series A, 5.0%, 7/1/2036	1,960,000	2,171,784
Series A, 5.0%, 7/1/2038	2,750,000	3,043,413
Southern California, Public Power Authority, Magnolia Power Project, Series A-20, 0.02% (a), 12/1/2021, LOC: U.S. Bank N.A.	1,400,000	1,400,000
Stockton, CA, Public Financing Authority, Water Revenue, Green Bond:
Series A, 5.0%, 10/1/2034, INS: BAM	750,000	934,129
Series A, 5.0%, 10/1/2035, INS: BAM	1,500,000	1,866,121
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022, INS: NATL	3,600,000	3,590,555
Transbay Joint Powers Authority, CA, Senior Tax Allocate Bonds:
Series A, 5.0%, 10/1/2040	1,000,000	1,267,119
Series A, 5.0%, 10/1/2045	3,195,000	4,005,361
Series A, 5.0%, 10/1/2049	2,745,000	3,427,228
Tulare, CA, Water Revenue, 4.0%, 12/1/2049, INS: AGMC	1,550,000	1,742,392
University of California, State Revenues:
Series O, 4.0%, 5/15/2029	835,000	994,711
Series O, 4.0%, 5/15/2030	1,000,000	1,184,804
Series O, 4.0%, 5/15/2031	665,000	783,778
Series K, 4.0%, 5/15/2036	3,625,000	4,092,001
Series AV, 5.0%, 5/15/2032	4,325,000	5,303,782
Series AV, 5.0%, 5/15/2034	1,000,000	1,225,109
Vacaville, CA, Unified School District, Series D, 4.0%, 8/1/2045	2,500,000	2,929,710
Victor Valley, CA, Community College District, Election of 2008, Series D, 4.0%, 8/1/2050	3,000,000	3,457,441
West Hollywood, CA, Public Financing Authority, Series A, 4.0%, 4/1/2046	8,500,000	9,950,132
Yuba, CA, Community College District, Series A, 4.0%, 8/1/2033	6,915,000	7,892,418
		623,395,350
Guam 0.8%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.0%, 7/1/2040	1,045,000	1,209,932
Series A, 5.0%, 1/1/2050	360,000	441,261
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	505,000	590,742

Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	1,050,000	1,210,483
Series A, 5.0%, 10/1/2038	960,000	1,105,348
Series A, 5.0%, 10/1/2040	665,000	763,724
		5,321,490
Puerto Rico 1.9%
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligated Group Project, 5.0%, 7/1/2031	925,000	1,193,034
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	23,156,000	7,743,445
Series A-1, 4.75%, 7/1/2053	1,545,000	1,750,978
Series A-1, 5.0%, 7/1/2058	1,487,000	1,707,161
		12,394,618
Other 0.6%
Freddie Mac, Multi-Family, “A-CA”, Series 2020-ML08, 144A, 1.896%, 11/25/2037, GTY: Freddie Mac	1,163,366	1,168,558
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2021-ML10, 2.046%, 6/25/2038	2,441,982	2,474,187
		3,642,745
Total Municipal Investments (Cost $597,659,774)		644,754,203

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $597,659,774)	100.8	644,754,203
Other Assets and Liabilities, Net	(0.8)	(5,213,253)
Net Assets	100.0	639,540,950
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of November 30, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(b)	When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GNMA: Government National Mortgage Association
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$644,754,203	$—	$644,754,203
Total	$—	$644,754,203	$—	$644,754,203
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCATF-PH1
R-080548-1 (1/23)